Note 19 - Commitments and Contingencies (Details Textual) - USD ($)	Dec. 31, 2017	Aug. 20, 2015
Bank Guarantee to Secure Release of Vessel		$ 9,837,000
Contract Receivable, Due in Next Twelve Months	$ 90,394,968
Contract Receivable, Due in Year Two	35,806,235
Contract Receivable, Due in Year Three	21,966,407
Contract Receivable, Due in Year Four	10,970,170
Contract Receivable, Due in Year Five	$ 3,519,740